Subsequent Events - Additional Information (Details)												6 Months Ended
	Sep. 25, 2024 USD ($) $ / shares shares	Sep. 25, 2024 KRW (₩)	Jul. 29, 2024 USD ($) $ / shares shares	Jul. 18, 2024 USD ($) $ / shares shares	Jul. 16, 2024 USD ($) $ / shares shares	Jul. 16, 2024 KRW (₩) shares	Jun. 12, 2024 USD ($) $ / shares	Apr. 16, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares	Nov. 28, 2023 USD ($)	Nov. 30, 2022	Jun. 30, 2024 USD ($) $ / shares shares	Oct. 18, 2024 $ / shares shares	Sep. 30, 2024 USD ($)	Jul. 30, 2024 USD ($) $ / shares shares	Jul. 29, 2024 KRW (₩) shares	Jul. 18, 2024 KRW (₩) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Nov. 28, 2023 KRW (₩)	Jun. 30, 2023 USD ($)	Feb. 24, 2023 $ / shares	Dec. 31, 2022 USD ($)	Mar. 30, 2022 shares
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares												$ 0.0001							$ 0.0001			$ 0.0001
Borrowings												$ 24,118,557						$ 7,674,154	$ 21,957,620		$ 21,957,620		$ 18,606,006
Bonds issued												4,289,064
Shares issued for payment of debt value												$ 18
Shares issued for payment of debt | shares												177,814
Proportion of ownership interest in subsidiary											100.00%
Number of shares issued | shares																								1,000,000
Consulting Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Expected reimbursement, other provisions														$ 15,000
Percentage Of Additional Fee														5
Distribution agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Effective date of agreement												Sep. 19, 2024
KEB Hana Bank [member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity date for borrowings										November 28, 2026
Minimum required capital injection of loan terms										$ 8,500,000
Loan agreements one [member] | KEB Hana Bank [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings										$ 4,200,000										₩ 5,500,000,000
Loan agreements one [member] | KEB Hana Bank [member] | Certificate of deposit [member] | Floating Interest Rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate										2.08%										2.08%
Loan agreements two [member] | KEB Hana Bank [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings										$ 1,100,000										₩ 1,500,000,000
Loan agreements two [member] | KEB Hana Bank [member] | Certificate of deposit [member] | Floating Interest Rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate										1.76%										1.76%
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible promissory notes aggregate principal amount								$ 1,175,000	$ 1,250,000
Convertible promissory notes maturity date								Apr. 16, 2025	Feb. 16, 2025
Convertible note divided portion of principal amount								$ 5.03	$ 6.21
Aggregate shares of convertible notes | shares								233,600	201,290
Major ordinary share transactions [member] | Consulting Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued														$ 10,000
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares								$ 0.0001	$ 0.0001
Debt to equity conversion price per share | $ / shares					$ 3
Major ordinary share transactions [member] | Ordinary shares [member] | July contribution agreements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt to equity conversion price per share | $ / shares					$ 3
Shares issued for payment of debt value					$ 4,244,681	₩ 5,791,867,301
Shares issued for payment of debt | shares					1,414,895	1,414,895
Major ordinary share transactions [member] | Ordinary shares [member] | September Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares	$ 1.65
Convertible debt aggregate principal amount	$ 500,000
Convertible debt aggregate shares | shares	303,030
Major ordinary share transactions [member] | Ordinary shares [member] | September Equity Contribution Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares	$ 2.5
Convertible debt aggregate principal amount	$ 660,400
Convertible debt aggregate shares | shares	264,160
Major ordinary share transactions [member] | Ordinary shares [member] | GSMATT Europe and certain creditors of GSMATT Europe [Member] | September Debt Contribution Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible debt aggregate principal amount	$ 978,273
Major ordinary share transactions [member] | Ordinary shares [member] | GSMATT Europe and certain creditors of GSMATT Europe [Member] | September Debt Contribution Agreement One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares	$ 10
Convertible debt aggregate shares | shares	39,594
Major ordinary share transactions [member] | Ordinary shares [member] | GSMATT Europe and certain creditors of GSMATT Europe [Member] | September Debt Contribution Agreement Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares	$ 2.5
Convertible debt aggregate shares | shares	232,934
Major ordinary share transactions [member] | Subscribers [Member] | unregistered private placement bonds [Member] | Private Bonds Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate				2.00%													2.00%
Maturity date for borrowings				July 18, 2026
Bonds issued				$ 2,230,000													₩ 3,100,000,000
Major ordinary share transactions [member] | Subscribers [Member] | Ordinary shares [member] | Private Bonds Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt to equity conversion price per share | $ / shares													$ 2.7
Debt to equity Issued for conversion share | shares													826,667
Major ordinary share transactions [member] | July 29 Subscribers [Member] | unregistered private placement bonds [Member] | Private Bonds Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			2.00%													2.00%
Maturity date for borrowings			July 29, 2026
Bonds issued			$ 1,377,120													₩ 1,900,000,000
Yield To maturity rate			6.00%													6.00%
Major ordinary share transactions [member] | July 29 Subscribers [Member] | Ordinary shares [member] | Private Bonds Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt to equity conversion price per share | $ / shares			$ 2.5
Debt to equity Issued for conversion share | shares			550,848													550,848
Major ordinary share transactions [member] | New Circle Principal Investments LLC [Member] | Ordinary shares [member] | Share Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares							$ 0.0001
Ordinary shares issued							$ 30,000,000
Payment of structuring fee							20,000
Payment of legal fee							25,000
Payment of commitment fee							$ 500,000
Duration of ordinary share issued												24 months
Major ordinary share transactions [member] | Key management personnel of entity or parent [member] | Consulting Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares issued														$ 100,000
Major ordinary share transactions [member] | Investors [Member] | Ordinary shares [member] | July Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares															$ 2.47
Ordinary shares issued															$ 1,675,000
Number of shares issued | shares															678,138
Major ordinary share transactions [member] | Outside The Box Capital Inc [Member] | Ordinary shares [member] | Marketing Services Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ordinary shares, par value | $ / shares				$ 2.4
Number of shares issued | shares				83,333													83,333
Disposal of major subsidiary [member] | Purchasers [Member] | Share Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	76.60%	76.60%
Nominal aggregate purchase price of subsidiary | ₩		₩ 1,000,000
Aggregate purchase value of subsidiary	$ 800